UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number:
                                                -----
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mason Capital Management, LLC
Address:   110 East 59th Street, 30th Floor
           New York, NY 10022

Form 13F File Number: 28-10413
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Grizzetti
Title:     Chief Financial Officer
Phone:     (212) 771-1206

Signature, Place, and Date of Signing:

/s/  John Grizzetti               New York, New York           May 16, 2011
--------------------------        ------------------        -----------------
/s/ by John Grizzetti with           [City, State]               [Date]
    Express Permission

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              25
                                            --------------------

Form 13F Information Table Value Total:          $3,305,124
                                            --------------------
                                                 (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                     --------------------------

Column 1                     Column 2         Column 3   Column 4 Column 5               Column 6 Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   VOTING
                             TITLE OF                     VALUE   SHRS OR     SH/  PUT/  INVSTMNT  OTHER          AUTHORITY
NAME OF ISSUER                CLASS           CUSIP      (X$1000) PRN AMT     PRN  CALL  DISCR     MGRS   SOLE      SHARED NONE
ALBERTO CULVER CO NEW        COM              013078100  112,172  3,009,701   SH         Sole             3,009,701
BABCOCK & WILCOX CO NEW      COM              05615F102  389,195  11,659,531  SH         Sole             11,659,531
BP PLC                       SPONSORED ADR    055622104  407,422  9,230,230   SH         Sole             9,230,230
CIT GROUP INC                COM NEW          125581801  135,935  3,194,703   SH         Sole             3,194,703
CLEAR CHANNEL OUTDOOR HLDGS  CL A             18451C109  73,811   5,072,946   SH         Sole             5,072,946
CORELOGIC INC                COM              21871D103  20,509   1,108,618   SH         Sole             1,108,618
DELTA AIR LINES INC DEL      COM NEW          247361702  113      11,487      SH         Sole             11,487
FORTUNE BRANDS INC           COM              349631101  128,494  2,076,165   SH         Sole             2,076,165
GOLDEN ENTERPRISES INC       COM              381010107  1,781    556,417     SH         Sole             556,417
HUBBELL INC                  CL A             443510102  28,304   422,069     SH         Sole             422,069
HUBBELL INC                  CL B             443510201  108,956  1,533,939   SH         Sole             1,533,939
MEAD JOHNSON NUTRITION CO    COM              582839106  47,237   815,418     SH         Sole             815,418
METLIFE INC                  UNIT 99/99/9999  59156R116  101,820  1,200,000   SH         Sole             1,200,000
MICROSOFT CORP               COM              594918104  169,724  6,684,694   SH         Sole             6,684,694
MOTOROLA SOLUTIONS INC       COM NEW          620076307  131,259  2,937,104   SH         Sole             2,937,104
NYSE EURONEXT                COM              629491101  25,777   732,918     SH         Sole             732,918
PFIZER INC                   COM              717081103  251,679  12,391,900  SH         Sole             12,391,900
TALECRIS BIOTHERAPEUTICS HLD COM              874227101  134,928  5,034,627   SH         Sole             5,034,627
TENET HEALTHCARE CORP        COM              88033G100  64,938   8,716,491   SH         Sole             8,716,491
UNITEDHEALTH GROUP INC       COM              91324P102  120,032  2,655,578   SH         Sole             2,655,578
USEC INC                     COM              90333E108  19,552   4,443,603   SH         Sole             4,443,603
VERISIGN INC                 COM              92343E102  70,674   1,951,784   SH         Sole             1,951,784
VERISIGN INC                 SDCV 3.250% 8/1  92343EAD4  470,348  387,500,000 PRN        Sole             387,500,000
WELLPOINT INC                COM              94973V107  189,083  2,709,310   SH         Sole             2,709,310
YAHOO INC                    COM              984332106  101,381  6,078,000   SH         Sole             6,078,000